Vanguard Dividend Appreciation Index Fund

Schedule of Investments (unaudited)
As of October 31, 2019

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)1
Basic Materials (3.7%)
Ecolab Inc.	2,507,303	481,578
Air Products & Chemicals Inc.	1,906,311	406,540
PPG Industries Inc.	2,047,511	256,184
Nucor Corp.	2,650,575	142,733
^ International Flavors & Fragrances Inc.	925,530	112,924
RPM International Inc.	1,142,598	82,758
Westlake Chemical Corp.	1,115,108	70,464
Royal Gold Inc.	568,669	65,647
Albemarle Corp.	917,890	55,753
Balchem Corp.	280,021	28,341
Quaker Chemical Corp.	153,911	23,530
Sensient Technologies Corp.	366,893	22,953
HB Fuller Co.	441,574	21,549
Stepan Co.	195,301	19,085
Hawkins Inc.	92,778	3,966
		1,794,005
Consumer Goods (10.8%)
Procter & Gamble Co.	17,749,666	2,210,011
NIKE Inc. Class B	10,925,589	978,387
Colgate-Palmolive Co.	7,478,940	513,055
VF Corp.	3,433,665	282,556
Hormel Foods Corp.	4,640,044	189,732
Brown-Forman Corp. Class B	2,672,868	175,126
McCormick & Co. Inc.	1,064,137	170,996
Clorox Co.	1,112,388	164,289
Church & Dwight Co. Inc.	2,134,312	149,274
Genuine Parts Co.	1,266,722	129,940
Hasbro Inc.	1,092,265	106,288
Columbia Sportswear Co.	591,960	53,543
Polaris Inc.	529,114	52,197
Lancaster Colony Corp.	238,769	33,232
J&J Snack Foods Corp.	163,015	31,097
Nu Skin Enterprises Inc. Class A	480,313	21,412
^ Tootsie Roll Industries Inc.	345,219	11,834
Andersons Inc.	281,533	5,186
		5,278,155
Consumer Services (20.3%)
Walmart Inc.	17,670,770	2,072,074
Comcast Corp. Class A	39,201,449	1,757,009
McDonald's Corp.	6,642,627	1,306,605
Costco Wholesale Corp.	3,823,271	1,135,932
Lowe's Cos. Inc.	6,969,323	777,846
TJX Cos. Inc.	10,741,236	619,232
Walgreens Boots Alliance Inc.	8,188,692	448,577
Sysco Corp.	4,456,631	355,951
Ross Stores Inc.	3,216,568	352,761
McKesson Corp.	1,664,960	221,440
Kroger Co.	6,924,083	170,609

AmerisourceBergen Corp. Class A	1,832,180	156,431
Tiffany & Co.	1,058,008	131,733
Rollins Inc.	2,840,221	108,241
FactSet Research Systems Inc.	330,127	83,694
Casey's General Stores Inc.	317,722	54,270
Aaron's Inc.	583,304	43,707
Cracker Barrel Old Country Store Inc.	208,661	32,447
Monro Inc.	287,204	20,136
John Wiley & Sons Inc. Class A	417,527	19,235
Hillenbrand Inc.	542,309	16,698
Matthews International Corp. Class A	276,858	10,238
		9,894,866
Financials (11.4%)
Visa Inc. Class A	11,534,572	2,063,074
Chubb Ltd.	3,979,309	606,526
S&P Global Inc.	2,157,751	556,678
Aflac Inc.	6,512,400	346,199
Travelers Cos. Inc.	2,286,062	299,611
T. Rowe Price Group Inc.	2,050,692	237,470
Cincinnati Financial Corp.	1,414,197	160,101
Franklin Resources Inc.	4,422,318	121,835
WR Berkley Corp.	1,588,490	111,035
Globe Life Inc.	968,017	94,217
Brown & Brown Inc.	2,427,458	91,467
American Financial Group Inc.	775,033	80,634
SEI Investments Co.	1,333,948	79,930
Erie Indemnity Co. Class A	400,900	73,874
RenaissanceRe Holdings Ltd.	366,319	68,568
Assurant Inc.	535,441	67,503
Commerce Bancshares Inc.	964,347	62,065
Cullen/Frost Bankers Inc.	546,687	49,246
Hanover Insurance Group Inc.	351,964	46,357
BOK Financial Corp.	567,928	43,816
Axis Capital Holdings Ltd.	725,772	43,133
Prosperity Bancshares Inc.	606,169	41,838
RLI Corp.	386,319	37,597
Community Bank System Inc.	444,213	30,109
UMB Financial Corp.	432,964	28,255
Evercore Inc. Class A	355,846	26,204
American Equity Investment Life Holding Co.	784,989	19,374
BancFirst Corp.	282,957	16,380
Westamerica Bancorporation	233,327	15,404
Tompkins Financial Corp.	132,677	11,611
1st Source Corp.	224,208	11,475
Bank of Marin Bancorp	121,287	5,321
		5,546,907
Health Care (11.9%)
Johnson & Johnson	12,801,733	1,690,341
Abbott Laboratories	15,245,414	1,274,669
Medtronic plc	11,657,036	1,269,451
Stryker Corp.	3,234,578	699,542
Becton Dickinson and Co.	2,335,360	597,852
West Pharmaceutical Services Inc.	643,901	92,619
Perrigo Co. plc	1,179,321	62,527
Chemed Corp.	138,599	54,595
Ensign Group Inc.	457,064	19,311

Healthcare Services Group Inc.	640,420	15,601
Atrion Corp.	16,077	13,560
National HealthCare Corp.	132,451	10,885
		5,800,953
Industrials (26.5%)
United Technologies Corp.	7,479,595	1,073,920
Union Pacific Corp.	6,274,249	1,038,137
Accenture plc Class A	5,532,776	1,025,887
Lockheed Martin Corp.	2,452,495	923,806
3M Co.	4,997,886	824,601
Caterpillar Inc.	4,996,007	688,450
Automatic Data Processing Inc.	3,781,093	613,407
Raytheon Co.	2,449,708	519,853
Northrop Grumman Corp.	1,473,249	519,291
CSX Corp.	7,079,288	497,462
Illinois Tool Works Inc.	2,847,805	480,083
Sherwin-Williams Co.	804,760	460,580
General Dynamics Corp.	2,501,739	442,307
Waste Management Inc.	3,678,166	412,727
FedEx Corp.	2,265,751	345,890
Roper Technologies Inc.	899,264	303,016
Republic Services Inc. Class A	2,791,396	244,275
Cintas Corp.	907,396	243,790
Stanley Black & Decker Inc.	1,313,711	198,804
Fastenal Co.	4,967,492	178,532
WW Grainger Inc.	483,273	149,254
Dover Corp.	1,257,996	130,693
Broadridge Financial Solutions Inc.	1,004,066	125,729
JB Hunt Transport Services Inc.	943,786	110,951
Expeditors International of Washington Inc.	1,489,969	108,678
Jack Henry & Associates Inc.	669,838	94,822
CH Robinson Worldwide Inc.	1,187,770	89,843
Nordson Corp.	500,005	78,406
Carlisle Cos. Inc.	497,138	75,699
Toro Co.	921,108	71,045
Hubbell Inc. Class B	473,888	67,150
Graco Inc.	1,434,551	64,842
AptarGroup Inc.	546,177	64,531
AO Smith Corp.	1,230,754	61,144
Robert Half International Inc.	1,033,473	59,187
Donaldson Co. Inc.	1,109,931	58,538
HEICO Corp.	463,176	57,128
Sonoco Products Co.	867,110	50,032
Lincoln Electric Holdings Inc.	548,822	49,158
ITT Inc.	758,538	45,095
MSA Safety Inc.	334,389	40,150
Silgan Holdings Inc.	958,337	29,488
MSC Industrial Direct Co. Inc. Class A	391,811	28,685
Regal Beloit Corp.	371,390	27,501
Brady Corp. Class A	426,441	24,026
Franklin Electric Co. Inc.	401,476	21,619
ABM Industries Inc.	574,884	20,960
McGrath RentCorp	209,996	16,025
Badger Meter Inc.	252,577	14,599
Tennant Co.	157,427	12,190
Lindsay Corp.	93,487	8,826
Gorman-Rupp Co.	226,858	8,380

	Cass Information Systems Inc.			128,091	7,341
					12,906,533
Technology (8.9%)
	Microsoft Corp.			15,613,947	2,238,572
	Texas Instruments Inc.			8,145,622	961,102
	L3Harris Technologies Inc.			1,924,116	396,964
	Analog Devices Inc.			3,196,825	340,877
	Xilinx Inc.			2,197,357	199,388
	Microchip Technology Inc.			2,056,803	193,936
					4,330,839
Telecommunications (0.0%)
	Telephone & Data Systems Inc.			924,935	24,132

Utilities (6.1%)
	NextEra Energy Inc.			4,150,088	989,132
	Xcel Energy Inc.			4,461,853	283,372
	WEC Energy Group Inc.			2,737,708	258,440
	Eversource Energy			2,750,440	230,322
	American Water Works Co. Inc.			1,568,760	193,381
	CMS Energy Corp.			2,459,257	157,196
	Evergy Inc.			2,209,559	141,213
	Atmos Energy Corp.			1,014,551	114,117
	Alliant Energy Corp.			2,047,937	109,237
	UGI Corp.			1,508,786	71,924
	Aqua America Inc.			1,546,043	70,082
	Portland General Electric Co.			783,200	44,548
	Black Hills Corp.			520,611	41,040
	Southwest Gas Holdings Inc.			460,644	40,214
	Spire Inc.			440,282	37,010
	New Jersey Resources Corp.			770,354	33,587
	American States Water Co.			319,022	30,349
	California Water Service Group			417,005	23,340
	MGE Energy Inc.			300,824	23,175
	SJW Group			246,556	17,838
	Northwest Natural Holding Co.			250,230	17,356
	Chesapeake Utilities Corp.			142,232	13,484
	Middlesex Water Co.			142,342	9,572
					2,949,929
Total Common Stocks (Cost $35,540,498)					48,526,319
		Coupon
Temporary Cash Investments (0.3%)1
Money Market Fund (0.3%)
2,3 Vanguard Market Liquidity Fund		1.984%		1,330,355	133,049

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill	2.135%	11/14/19	5,000	4,997
4	United States Treasury Bill	1.872%	2/20/20	2,700	2,688
					7,685
Total Temporary Cash Investments (Cost $140,729)					140,734

Vanguard Dividend Appreciation Index Fund

Total Investments (99.9%) (Cost $35,681,227)	48,667,053
Other Assets and Liabilities-Net (0.1%)3	43,261
Net Assets (100%)	48,710,314

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $15,430,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $15,848,000 was received for securities on loan.
4 Securities with a value of $5,736,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2019	881	133,727	2,197

Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)
Visa Inc. Class A	9/2/20	BOANA	48,914	(1.778)	241	—

1 Payment received/paid monthly.
BOANA—Bank of America, N.A.

At October 31, 2019, the counterparty had deposited in a segregated account cash of $520,000 in connection with open over-the-counter swap contracts.

Vanguard Dividend Appreciation Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange
(generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’
primary markets, are valued by methods deemed by the board of trustees to represent fair value.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers.
The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock)
over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-
quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default
(including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the

Vanguard Dividend Appreciation Index Fund

net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged.
Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of October
31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	48,526,319	—	—
Temporary Cash Investments	133,049	7,685	—
Futures Contracts—Liabilities [1]	(529)	—	—
Swap Contracts—Assets	—	241	—
Total	48,658,839	7,926	—
1 Represents variation margin on the last day of the reporting period.